Average Annual Total Returns - FidelityCapitalAppreciationFund-KPRO - FidelityCapitalAppreciationFund-KPRO - Fidelity Capital Appreciation Fund	Dec. 30, 2023
Fidelity Capital Appreciation Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(21.11%)
Past 5 years	10.22%
Past 10 years	12.35%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%